Submission	Aug. 20, 2024
Submission [Line Items]
Central Index Key	0000866374
Registrant Name	FLEX LTD.
Registration File Number	333-281573
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES